Share-based compensation	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation

19. Share-based compensation

The Company has established a Long-Term Omnibus Compensation Plan (the “Omnibus Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board of Directors determines, among other things, the eligibility of individuals to participate in the Omnibus Plan and the term, vesting period and the exercise price of options and share units granted to individuals under the Omnibus Plan. The Company’s authorized shares consist of an unlimited number of common shares.

Each option converts into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither the right to dividend nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Each share unit converts into a single common share of the Company on the vesting date.

The Company’s Omnibus Plan provides that the number of common shares reserved for issuances of options and shares may not exceed 10% of the number of common shares outstanding. Options and share units that expire, are canceled, or otherwise terminate are returned to the reserve for future grants.

Awards are measured at grant date fair value in accordance with ASC 718, and compensation expense is recognized over the vesting period on a grade vesting basis. The Company accounts for forfeitures as they occur.

Share-based compensation is included within general and administrative expense on the consolidated statement of operations and is comprised of the following:

	2024	2023
Restricted Stock Units (“RSUs”)	$5,062	$4,004

During the year-ended September 30, 2024, the Company issued 734,679 RSUs to certain directors, officers and employees that vest over a period of 3 months to 2 years. The weighted average issue price was $5.69 per share.

During the year-end September 30, 2024 and 2023, no options were issued by the Company. During the year-ended September 30, 2024, the Company redeemed a total of 675,124 common shares with an aggregate value of $5,321. On December 15, 2023, 650,000 shares with a value of $5,200 were redeemed to settle a shareholder loan; no cash consideration was exchanged, as the redemption was applied directly against the loan balance. On August 31, 2024, an additional 25,124 shares with a value of $121 were redeemed in connection with the sale of the Elora and Trailside pharmacy operations. There were no share redemptions during the year-ended September 30, 2023.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

	RSUs #	Weighted average issue price $
Outstanding on September 30, 2022	-	$-
RSUs issued	949,782	8.00
RSUs vested	(77,649)	8.00
RSUs forfeited and cancelled	(1,794)	8.00
Outstanding on September 30, 2023	870,339	8.00
RSUs issued	734,679	5.69
RSUs vested	(606,467)	8.00
RSUs forfeited and cancelled	(68,031)	7.64
Outstanding on September 30, 2024	930,520	$6.20